Stockholders' Equity - Equity-Based Compensation Expense - 2021 Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 04, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based awards vested during the period	0
Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares outstanding	87,367,972
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based awards vested during the period	0
2021 Plan | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Initial shares available under plan		7,000,000
Equity-based compensation incremental description	be increased automatically, without further action of the Company’s board of directors, on January 1st of each calendar year commencing after the Closing Date and ending on (and including) January 1, 2031, by a number of shares of Class A Common Stock equal to the lesser of (i) four percent of the aggregate number of shares of Class A Common Stock outstanding on December 31st of the immediately preceding calendar year, excluding for this purpose any such outstanding shares of Class A Common Stock that were granted under the 2021 Plan and remain unvested and subject to forfeiture as of the relevant December 31st, or (B) a lesser number of shares of Class A Common Stock as determined by the Company’s board of directors or the Compensation Committee of the board of directors prior to the relevant January 1st.
Common stock, shares outstanding	0
2021 Plan | Award Vesting on October 29, 2022, the first anniversary | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Awards vest each on June 8th 2023, and June 8th, 2024 | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Award Vesting on October 29, 2022, the first anniversary | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	100.00%
2021 Plan | Restricted Stock Units ("RSU's") | Award vesting at end of each twelve month after first anniversary | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Restricted Stock Units ("RSU's") | Awards vest each on June 8th 2023, and June 8th, 2024 | Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights percentage	33.30%
2021 Plan | Executive Options | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Strike price per share	$ 10.00